Early Deposit Mineral Stream Interests (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Early Deposit Mineral Stream Interests

						Attributable Production to be Purchased

Early Deposit Mineral Stream Interests	Mine Owner	Location of Mine	Upfront Consideration Paid to Date 1	Upfront Consideration to be Paid 1, 2	Total Upfront Consideration¹	Gold	Silver	Term of Agreement
Toroparu	GCM	Guyana	$15,500	$138,000	$153,500	10%	50%	Life of Mine

Cotabambas	Panoro	Peru	11,500	128,500	140,000	25% ³	100% ³	Life of Mine

Kutcho	Kutcho	Canada	7,000	58,000	65,000	100%	100%	Life of Mine

			$34,000	$324,500	$358,500

1)	Expressed in thousands of United States dollars; excludes closing costs and capitalized interest, where applicable.
2)	Please refer to Note 28 for details of when the remaining upfront consideration to be paid becomes due.
3)
Once 90 million silver equivalent ounces attributable to Wheaton have been produced, the attributable production will decrease to 16.67% of gold production and 66.67% of silver production for the life of mine.